Related Parties Related Party Debt - Amantes Loans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 23, 2025	Jan. 02, 2025	Nov. 30, 2024	Nov. 27, 2024	Nov. 01, 2024
Related Party Transactions
Short-term debt, related parties	$ 20,686,000		$ 19,973,000	$ 16,050,000
Related party
Related Party Transactions
Short-term debt, related parties	20,686,000		19,973,000	16,050,000
Related party | Amantes November 2024 Loans
Related Party Transactions
Short-term debt, related parties	700,000		700,000	0	$ 300,000	$ 300,000		$ 300,000	$ 400,000
Debt interest rate					6.00%	6.00%	6.00%		6.00%
Interest expense relating to loan	100,000	$ 0		$ 0
Related party | Amantes November 2024 Loans | Maximum
Related Party Transactions
Short-term debt, related parties	$ 1,000,000
Interest expense relating to loan			$ 100,000